TAXES, CHARGES AND CONTRIBUTIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TAXES, CHARGES AND CONTRIBUTIONS
Fistel (1)	R$ 1,425,048	R$ 671,145
ICMS	1,416,323	861,464
PIS and COFINS	229,481	221,323
Fust and Funttel	87,726	88,088
ISS, CIDE and other taxes	97,764	84,772
Total	3,256,342	1,926,792
Current	1,485,157	1,607,434
Non-current	R$ 1,771,185	R$ 319,358